Interest Rate Swaps (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Interest Rate Swaps [Abstract]
Derivative asset, notional amount	$ 12,515	$ 13,196
Derivative asset, fair value	1,147	1,340
Derivative liability, fair value	1,147	1,340
Collateral deposits	$ 0	$ 0